Reportable Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Long-lived asset, Total	$ 336,468		$ 328,727
MENA [Member]
Long-lived asset, Total	328,153		319,552
Rest of World [Member]
Long-lived asset, Total	8,315		$ 9,175
Successor [Member]
Revenue from operations, Total	151,704
Successor [Member] | MENA [Member]
Revenue from operations, Total	149,546
Successor [Member] | Rest of World [Member]
Revenue from operations, Total	$ 2,158
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 76,842
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		75,185
Predecessor [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 1,657